SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund

June 30, 2026 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 38.9%
Fannie Mae — 23.2%
$2,100,000	(TBA), 3.50%, 7/1/55	$1,905,844
50,000	Pool #AN0360, 3.95%, 12/1/45	42,937
8,873	Pool #BJ0657, 4.00%, 2/1/48	8,414
17,832	Pool #BJ2670, 4.00%, 4/1/48	17,042
40,829	Pool #BJ3178, 4.00%, 11/1/47	38,941
34,345	Pool #BJ5158, 4.00%, 4/1/48	32,569
39,369	Pool #BJ9439, 4.00%, 2/1/48	37,416
38,808	Pool #BJ9477, 4.00%, 4/1/48	36,882
44,259	Pool #BK7924, 4.00%, 11/1/48	42,063
20,076	Pool #BO1263, 3.50%, 6/1/49	18,539
380,597	Pool #BP3417, 2.50%, 5/1/51	321,053
91,538	Pool #BP8741, 2.50%, 6/1/50	77,529
184,663	Pool #BQ7523, 2.00%, 11/1/50	149,306
266,108	Pool #BQ7524, 2.50%, 10/1/50	226,726
1,287,609	Pool #BR2051, 2.50%, 6/1/51	1,086,164
300,000	Pool #BS0915, 1.62%, 3/1/31	261,629
3,210,009	Pool #BT1616, 2.00%, 4/1/51	2,597,521
1,290,045	Pool #BT8237, 4.00%, 6/1/52	1,211,298
2,986,673	Pool #BZ0636, 5.22%, 6/1/31	3,060,528
2,800,000	Pool #BZ3608, 4.66%, 4/1/30	2,811,309
1,322,000	Pool #BZ3654, 5.29%, 5/1/30	1,343,617
1,534,000	Pool #BZ3699, 4.66%, 2/1/30	1,534,730
2,325,000	Pool #BZ6023, 4.12%, 12/1/30	2,289,217
2,000,000	Pool #BZ6126, 4.08%, 1/1/31	1,965,047
29,228	Pool #CA1066, 4.00%, 1/1/48	27,746
13,664	Pool #CA1068, 3.50%, 1/1/48	12,592
15,865	Pool #CA2595, 4.50%, 11/1/48	15,477
58,580	Pool #CA2912, 4.00%, 12/1/48	55,708
41,717	Pool #CA3132, 4.00%, 2/1/49	39,578
41,613	Pool #CA3174, 4.00%, 2/1/49	39,548
247,601	Pool #CA3451, 3.50%, 5/1/49	227,238
179,286	Pool #CA3456, 3.50%, 5/1/49	165,138
297,534	Pool #CA9048, 2.00%, 2/1/51	240,253
340,318	Pool #CB0576, 2.50%, 5/1/51	289,213
1,637,835	Pool #CB4767, 5.00%, 9/1/52	1,620,573
325,682	Pool #CB5202, 6.50%, 11/1/52	338,953
646,323	Pool #CB5220, 6.50%, 12/1/52	673,963
1,926,809	Pool #CB6826, 5.50%, 7/1/53	1,948,870
2,028,599	Pool #CB9076, 5.50%, 8/1/54	2,045,659
4,072,842	Pool #CC0947, 6.50%, 8/1/55	4,243,453
		33,100,283
Freddie Mac — 10.2%
23,484	Pool #Q59453, 4.00%, 11/1/48	22,298
110,278	Pool #QB5731, 2.00%, 11/1/50	89,766
180,374	Pool #QB5732, 2.50%, 11/1/50	152,546

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$668,606	Pool #QC3844, 2.00%, 6/1/51	$538,724
161,672	Pool #QC3845, 2.50%, 6/1/51	137,343
1,484,971	Pool #QE6510, 4.50%, 7/1/52	1,435,084
47,795	Pool #RA1713, 3.00%, 11/1/49	42,193
74,743	Pool #RA1714, 3.00%, 11/1/49	65,981
122,953	Pool #RA2256, 3.00%, 3/1/50	108,602
161,705	Pool #RA2340, 3.00%, 3/1/50	142,781
143,219	Pool #RA2395, 2.50%, 4/1/50	121,434
367,314	Pool #RA2575, 2.50%, 5/1/50	311,328
127,832	Pool #RA2727, 2.00%, 5/1/50	103,579
105,490	Pool #RA2728, 2.50%, 5/1/50	89,378
321,573	Pool #RA2740, 2.50%, 6/1/50	274,481
233,198	Pool #RA3680, 2.50%, 9/1/50	197,365
267,290	Pool #RA4503, 2.00%, 2/1/51	215,831
248,755	Pool #RA4927, 2.00%, 3/1/51	200,779
397,685	Pool #RA5020, 2.00%, 4/1/51	320,847
743,275	Pool #RA5197, 2.50%, 5/1/51	627,220
431,381	Pool #RA5237, 2.50%, 5/1/51	364,026
179,131	Pool #RA5621, 2.50%, 8/1/51	150,995
161,195	Pool #RA5874, 2.50%, 9/1/51	135,776
1,704,684	Pool #RA6760, 3.00%, 2/1/52	1,493,975
1,671,930	Pool #RA7454, 4.00%, 6/1/52	1,569,743
1,734,802	Pool #RJ5020, 6.00%, 10/1/55	1,782,954
2,315,903	Pool #RJ5045, 6.00%, 10/1/55	2,384,025
19,164	Pool #V84506, 4.00%, 7/1/48	18,199
38,551	Pool #V84836, 4.00%, 11/1/48	36,654
57,284	Pool #V85365, 3.50%, 4/1/49	52,979
166,445	Pool #V85381, 3.50%, 4/1/49	153,447
27,594	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(a)	27,171
37,052	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(a)	36,493
87,455	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(a)	85,475
760,693	Series 2021-SB87, Class A5H, (SOFR30A + 0.700%), 3.72%, 4/25/41(b)	754,694
26,996	Series KF57, Class A, (SOFR30A + 0.654%), 4.25%, 12/25/28(b)	27,042
272,562	Series Q014, Class A1, 1.56%, 1/25/36	224,422
		14,495,630
Ginnie Mae — 0.1%
20,128	Pool #BB3740, 4.00%, 11/15/47	19,115
53,017	Pool #BE3008, 4.00%, 4/20/48	50,260
27,083	Series 2018-2, Class AD, 2.40%, 3/16/59	23,936
16,477	Series 2018-26, Class AD, 2.50%, 3/16/52	15,582
		108,893
Small Business Administration — 5.5%
244,576	Pool #130612, 10.63%, 5/25/34	270,670
519,493	Pool #130613, 10.88%, 10/25/34(c)	601,481
143,730	Pool #130614, 10.61%, 3/25/35	161,013

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$94,694	Pool #530566, (Prime Index + 1.625%), 8.38%, 5/25/34(b)	$102,223
339,691	Pool #530677, (Prime Index + 3.605%), 10.36%, 10/25/34(b)	386,541
204,758	Pool #530704, (Prime Index + 0.855%), 7.61%, 12/25/34(b)	219,658
295,563	Pool #530708, (Prime Index + 1.605%), 8.36%, 12/25/34(b)	321,715
386,211	Pool #530710, (Prime Index + 1.855%), 8.61%, 12/25/34(b)	422,944
235,410	Pool #530756, (Prime Index + 3.355%), 10.11%, 3/25/35(b)	268,805
701,843	Pool #530757, (Prime Index + 1.855%), 8.61%, 2/25/35(b)	771,380
587,923	Pool #530759, (Prime Index + 1.605%), 8.36%, 2/25/35(b)	642,972
361,021	Pool #530790, (Prime Index + 1.605%), 8.36%, 4/25/35(b)	394,872
159,637	Pool #530791, (Prime Index + 1.855%), 8.61%, 4/25/35(b)	175,522
1,069,368	Pool #531142, (Prime Index + 4.305%), 11.06%, 6/25/36(b)	1,301,759
325,824	Pool #531143, (Prime Index + 2.805%), 9.56%, 6/25/36(b)	378,803
1,261,571	Pool #531145, (Prime Index + 0.555%), 7.31%, 6/25/36(b)	1,370,502
		7,790,860

Total U.S. Government Agency Backed Mortgages		55,495,666
(Cost $58,030,196)
Corporate Bonds — 29.3%
Communications — 2.0%
1,535,000	AT&T, Inc., 5.55%, 11/1/45	1,443,127
1,450,000	Verizon Communications, Inc., 4.75%, 1/15/33	1,427,742
		2,870,869
Consumer, Non-cyclical — 18.7%
1,694,000	180 Medical, Inc., 5.30%, 10/8/35(d)	1,661,296
980,000	AbbVie, Inc., 4.75%, 3/15/36	958,790
550,000	AbbVie, Inc., 4.80%, 3/15/29	554,392
695,000	Amgen, Inc., 4.85%, 2/19/36	680,664
670,000	Amgen, Inc., 5.25%, 3/2/33	681,858
1,150,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	1,161,101
1,800,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	1,445,106
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	55,804
1,600,000	Elevance Health, Inc., 5.15%, 6/15/29	1,622,624
1,370,000	GE HealthCare Technologies, Inc., 4.95%, 12/15/35	1,336,393
960,000	Gilead Sciences, Inc., 4.60%, 5/20/31	956,715
1,564,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,463,924
1,530,000	HCA, Inc., 5.70%, 11/15/55	1,459,694
1,380,000	IQVIA, Inc., 6.25%, 2/1/29	1,426,844
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	346,168
1,440,000	Kenvue, Inc., 5.00%, 3/22/30	1,457,914
1,500,000	Merck & Co., Inc., 4.75%, 12/4/35	1,470,158
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	1,000,000
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	964,741
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	63,548
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	42,727
1,440,000	Novartis Capital Corp., 4.90%, 3/18/36	1,431,416

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$1,500,000	Roche Holdings, Inc., 4.67%, 12/2/35(d)	$1,468,332
1,435,000	Royalty Pharma Plc, 5.15%, 9/2/29	1,453,606
1,505,000	Thermo Fisher Scientific, Inc., 4.55%, 6/15/33	1,478,949
		26,642,764
Financial — 5.4%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	337,865
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	247,300
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	233,959
778,000	HA Sustainable Infrastructure Capital, Inc., 6.00%, 3/15/36	767,909
650,000	HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/31	665,446
1,610,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,466,384
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	590,000
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,250,682
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,099,126
		7,658,671
Industrial — 1.0%
1,470,000	Veralto Corp., 4.85%, 1/15/32	1,467,983

Utilities — 2.2%
1,550,000	Hydro One, Inc., 4.75%, 5/30/31	1,553,106
1,550,000	New York State Electric & Gas Corp., 5.05%, 8/15/35(d)	1,534,216
		3,087,322

Total Corporate Bonds		41,727,609
(Cost $42,289,241)
Municipal Bonds — 23.7%
Alabama — 0.4%
730,000	City of Birmingham Regional Water Works Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	610,930

Arizona — 0.7%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	729,855
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	226,721
		956,576
California — 8.2%
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	237,070
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	738,158
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	825,104

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	$371,821
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	97,943
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	96,909
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	670,379
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	258,381
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,489,933
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	268,068
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	450,815
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	444,910
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	632,447
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	227,050
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	869,765
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	639,936
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	352,285
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	913,014
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	785,754
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	577,897
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	98,791
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	311,539
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	307,485
		11,665,454
Colorado — 1.6%
1,950,000	Colorado Housing and Finance Authority Revenue, Series B, 4.60%, 12/1/27	1,955,509
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	256,965
		2,212,474
Connecticut — 1.1%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	306,701
1,200,000	Connecticut Housing Finance Authority Revenue, Series B, 4.80%, 5/15/28, Callable 11/15/26 @ 100	1,202,071
		1,508,772

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
District of Columbia — 0.7%
$195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	$189,188
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	191,533
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	129,428
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	529,154
		1,039,303
Florida — 1.3%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,878,506

Georgia — 0.2%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	277,359

Hawaii — 0.6%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	657,801
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	244,927
		902,728
Idaho — 0.2%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	354,155

Maryland — 0.1%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	213,049

Massachusetts — 1.6%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	577,973
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	910,207
775,000	Massachusetts Clean Energy Cooperative Corp. 2.02%, 7/1/28	738,630
		2,226,810
Michigan — 0.1%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 7/31/26 @ 100	94,143

Nevada — 0.2%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	240,602

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
New York — 0.7%
$600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	$511,631
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	419,367
		930,998
Ohio — 0.1%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	128,993

Oklahoma — 1.0%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	689,778
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	706,484
		1,396,262
Oregon — 0.7%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	332,203
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	285,428
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	336,424
		954,055
Pennsylvania — 0.5%
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	771,230

Rhode Island — 1.7%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,179,658
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	351,693
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	938,823
		2,470,174
Tennessee — 0.1%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	155,813

Texas — 1.6%
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	291,544
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	638,469
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	694,298
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	273,754
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	122,511
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	276,367
		2,296,943

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Utah — 0.3%
$520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	$492,196

Total Municipal Bonds		33,777,525
(Cost $36,962,392)
U.S. Government Agency Obligations — 4.3%
Small Business Administration — 1.8%
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(b),(c)	1,402
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(b),(c)	1,078
108,364	Certificate of Originator’s Fee, 0.23%, 1/1/34(c)	1,289
179,309	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	2,134
164,250	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	1,954
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	2,231
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	2,231
135,000	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	1,606
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(b),(c)	2,971
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31	3,869
85,000	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	2,111
48,450	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	1,203
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(b),(c)	3,205
132,635	Certificate of Originator’s Fee, 0.73%, 2/28/34(c)	4,472
262,500	Certificate of Originator’s Fee, 0.73%, 3/26/34(c)	8,850
262,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	8,850
187,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	6,321
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(b),(c)	2,367
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	5,259
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	1,100
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(b),(c)	11,345
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(c)	7,644
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(c)	5,948
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(c)	3,073
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(b),(c)	32,790
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(b),(c)	15,243
212,509	Certificate of Originator’s Fee, 1.73%, 9/8/33(c)	16,979
149,272	Certificate of Originator’s Fee, 1.98%, 8/10/33(c)	13,650
127,500	Certificate of Originator’s Fee, 1.98%, 11/16/33(c)	11,659
186,547	Certificate of Originator’s Fee, 1.98%, 12/18/33(c)	17,058
3,999	(Prime Index - 2.500%), 4.25%, 2/25/28(b)	3,978
55,890	(Prime Index - 2.500%), 4.25%, 4/25/44(b)	56,030
24,216	(Prime Index - 0.675%), 6.08%, 9/25/43(b)	25,216
56,982	(Prime Index - 0.675%), 6.08%, 11/25/45(b)	59,502
94,277	(Prime Index + 0.121%), 6.87%, 1/25/46(b)	100,532
26,789	7.08%, 7/25/30	26,538
109,791	(Prime Index + 0.325%), 7.08%, 6/25/31(b)	113,646
93,541	(Prime Index + 0.325%), 7.08%, 7/25/31(b)	97,054

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$132,031	(Prime Index + 0.325%), 7.08%, 2/25/32(b)	$137,470
38,557	(Prime Index + 0.325%), 7.08%, 9/25/44(b)	41,034
575,159	(Prime Index + 0.325%), 7.08%, 8/25/46(b)	615,224
261,534	(Prime Index + 0.375%), 7.13%, 10/25/31(b)	271,562
310,322	(Prime Index + 0.375%), 7.13%, 8/25/46(b)	332,727
66,975	(Prime Index + 0.575%), 7.33%, 4/25/31(b)	69,545
14,002	(Prime Index + 0.591%), 7.34%, 3/25/43(b)	14,962
5,481	(Prime Index + 0.700%), 7.45%, 2/25/28(b)	5,546
216,910	(Prime Index + 0.825%), 7.58%, 9/25/31(b)	226,936
136,584	(Prime Index + 0.875%), 7.63%, 1/25/32(b)	143,682
5,777	(Prime Index + 0.976%), 7.73%, 11/25/28(b)	5,907
20,837	(Prime Index + 1.240%), 7.99%, 6/25/29(b)	21,484
16,646	(Prime Index + 1.575%), 8.33%, 7/25/30(b)	17,356
11,333	9.08%, 9/25/29	11,466
29,466	(Prime Index + 2.325%), 9.08%, 10/25/30(b)	31,001
44,404	(Prime Index + 2.325%), 9.08%, 1/25/31(b)	46,943
		2,675,233
U.S. International Development Finance Corp. — 2.5%
1,000,000	1.44%, 4/15/28	969,029
500,000	1.65%, 4/15/28	485,643
1,932,093	(US Treasury Bill Yield 3-Month + 0.000%), 3.79%, 7/7/40(b)	1,932,092
		3,386,764

Total U.S. Government Agency Obligations		6,061,997
(Cost $6,756,395)
Asset Backed Securities — 2.5%
1,545,000	Dext ABS LLC, Series 2025-2, Class C, 4.89%, 4/15/36(d)	1,527,266
683,978	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(d)	685,671
320,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54(d)	321,757
825,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, 6/25/54(d)	814,500
2,320,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29(c),(d),(e),(f)	2
2,200,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(c),(d),(e),(f)	2
1,500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(d),(e)	183,600

Total Asset Backed Securities		3,532,798
(Cost $9,532,810)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
Investment Company — 1.0%
1,438,674	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(g)	$1,438,674

Total Investment Company		1,438,674
(Cost $1,438,674)

Total Investments		$142,034,269
(Cost $155,009,708) — 99.7%
Other assets in excess of liabilities — 0.3%		467,859
NET ASSETS — 100.0%		$142,502,128

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliated investment.
Financial futures contracts as of June 30, 2026:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	50	September 2026	$24,893	USD	$5,675,000	Citigroup Global Markets Inc.
30 Year U.S. Ultra Treasury Bond	108	September 2026	371,010	USD	12,544,875	Citigroup Global Markets Inc.
Total			$395,903

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Abbreviations used are defined below:
AGM - Assured Guaranty Municipal Corp.
BAM - Bank of America
FHA - Insured by Federal Housing Administration
GO - General Obligations
REIT - Real Estate Investment Trust
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar